UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2020

WESTERN ASSET

INCOME FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Income Fund for the six-month reporting period ended January 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 12, 2020, the Fund will eliminate its non-fundamental investment policy to invest at least 35% of the Fund’s assets in foreign securities. For more information, please see the Fund’s prospectus supplement dated February 12, 2020.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2020

II	Western Asset Income Fund

Performance review

For the six months ended January 31, 2020, Class A shares of Western Asset Income Fund, excluding sales charges, returned 3.80%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Universal Indexi, returned 4.12% for the same period. The Lipper Multi-Sector Income Funds Category Averageii returned 3.23% over the same time frame.

Performance Snapshot as of January 31, 2020 (unaudited)

(excluding sales charges)	6 months
Western Asset Income Fund:
Class A	3.80%
Class C	3.26%
Class C1[1]	3.39%
Class I	3.78%
Class IS	3.82%
Bloomberg Barclays U.S. Universal Index	4.12%
Lipper Multi-Sector Income Funds Category Average	3.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2020 for Class A, Class C, Class C1, Class I and Class IS shares were 3.95%, 3.41%, 3.82%, 4.42% and 4.51%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class I and Class IS shares would have been 3.93%, 3.39%, 3.80%, 4.40% and 4.49%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Income Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 1.00%, 1.71%, 1.39%, 0.70% and 0.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.80% for Class C shares, 0.70% for Class I shares and 0.60% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Effective August 1, 2020, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

IV	Western Asset Income Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2020

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. In addition, the Fund invests in high-yield securities, that is securities rated below the Baa/BBB categories, or, if unrated, those determined to be of comparable credit quality. Below investment grade securities are commonly referred to as “junk bonds”. These issues are lower rated and inherently more risky than higher rated fixed income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Universal Index represents the union of the Bloomberg Barclays U.S. Aggregate Index, the Bloomberg Barclays U.S. Corporate High Yield Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets index.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 330 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Income Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2020 and July 31, 2019 and does not include derivatives such as written options, futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Income Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2019 and held for the six months ended January 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.80%	$1,000.00	$1,038.00	0.97%	$4.97	Class A	5.00%	$1,000.00	$1,020.26	0.97%	$4.93
Class C	3.26	1,000.00	1,032.60	1.70	8.69	Class C	5.00	1,000.00	1,016.59	1.70	8.62
Class C1	3.39	1,000.00	1,033.90	1.45	7.41	Class C1	5.00	1,000.00	1,017.85	1.45	7.35
Class I	3.78	1,000.00	1,037.80	0.67	3.43	Class I	5.00	1,000.00	1,021.77	0.67	3.40
Class IS	3.82	1,000.00	1,038.20	0.58	2.97	Class IS	5.00	1,000.00	1,022.22	0.58	2.95

2	Western Asset Income Fund 2020 Semi-Annual Report

[1]	For the six months ended January 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Income Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 39.3%
Communication Services — 6.4%
Diversified Telecommunication Services — 0.2%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	510,000	$533,109	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	465,000	508,008	(a)
Total Diversified Telecommunication Services				1,041,117
Entertainment — 0.3%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	755,760
Netflix Inc., Senior Notes	6.375%	5/15/29	320,000	374,192
Speedway Motorsports LLC/ Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	500,000	505,000	(a)
Total Entertainment				1,634,952
Interactive Media & Services — 0.7%
Match Group Inc., Senior Notes	5.000%	12/15/27	2,120,000	2,232,037	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	1,210,000	1,214,537	(a)
Total Interactive Media & Services				3,446,574
Media — 3.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,180,000	3,392,837	(a)
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	1,280,000	1,482,432	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	1,709,999	1,855,567	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	420,000	434,526	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,760,000	1,844,656	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	50,000	65,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	270,000	315,996
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,000,000	1,117,590
DISH DBS Corp., Senior Notes	5.875%	11/15/24	200,000	202,803
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,980,000	2,082,663

See Notes to Financial Statements.

4	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Fox Corp., Senior Notes	4.709%	1/25/29	340,000	$396,088	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	470,000	595,329	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	580,000	592,250	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,380,000	1,527,198	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	38,649
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	100,000	130,123
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,330,000	1,333,325	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	640,000	666,784	(a)
Total Media				18,074,166
Wireless Telecommunication Services — 1.8%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,570,000	2,860,346	(a)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	530,000	584,643	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	600,000	664,710	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,600,000	1,630,960
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,286,846
Sprint Corp., Senior Notes	7.250%	9/15/21	10,000	10,505
Sprint Corp., Senior Notes	7.250%	2/1/28	300,000	297,375	(a)
T-Mobile Escrow	—	—	670,000	0	(b)(c)(d)
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	670,000	713,952
Ypso Finance Bis SA, Senior Notes	6.000%	2/15/28	1,130,000	1,130,000	(a)(e)
Total Wireless Telecommunication Services				9,179,337
Total Communication Services				33,376,146
Consumer Discretionary — 5.0%
Auto Components — 0.2%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	400,000	410,010
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	420,000	452,696	(a)
Total Auto Components				862,706

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Automobiles — 0.1%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	200,000		$209,971
Ford Motor Credit Co. LLC, Senior Notes	3.219%	1/9/22	200,000		202,363
Total Automobiles					412,334
Diversified Consumer Services — 0.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	350,000		373,747	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	830,000	GBP	1,260,757	(f)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	444,000		465,922	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	450,000		445,612	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	160,000		167,134	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	430,000		454,456	(a)
Service Corp. International, Senior Notes	5.125%	6/1/29	1,000,000		1,066,750
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	770,000		806,895	(a)
Total Diversified Consumer Services					5,041,273
Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000		282,296	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,597,728	(f)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	190,000		199,509
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000		41,320
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	300,000		313,499
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,470,000		1,472,768	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,620,000		1,649,022	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	670,000		666,650	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	800,000		886,732

See Notes to Financial Statements.

6	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	594,000		$628,520	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,460,000		1,499,274	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	760,000		788,006	(a)
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	810,000		867,308
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	920,000		915,400	(a)
Total Hotels, Restaurants & Leisure					11,808,032
Household Durables — 0.3%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	710,000		742,016
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	650,000		671,395
Total Household Durables					1,413,411
Specialty Retail — 0.9%
L Brands Inc., Senior Notes	5.625%	10/15/23	530,000		576,595
L Brands Inc., Senior Notes	5.250%	2/1/28	1,740,000		1,730,169
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	660,000		591,096	(a)
PetSmart Inc., Senior Notes	7.125%	3/15/23	670,000		669,162	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	510,000		525,300	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	170,750	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	440,000	EUR	491,677	(a)(g)
Total Specialty Retail					4,754,749
Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	850,000		897,260	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,080,000		1,117,039
Total Textiles, Apparel & Luxury Goods					2,014,299
Total Consumer Discretionary					26,306,804
Consumer Staples — 0.7%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,200,000		1,639,498
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	130,000		187,073
Total Beverages					1,826,571
Food & Staples Retailing — 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		742,764	(f)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — 0.2%
Altria Group Inc., Senior Notes	4.400%	2/14/26	130,000	$143,709
Altria Group Inc., Senior Notes	4.800%	2/14/29	420,000	476,368
Altria Group Inc., Senior Notes	5.950%	2/14/49	400,000	503,026
Total Tobacco				1,123,103
Total Consumer Staples				3,692,438
Energy — 7.6%
Energy Equipment & Services — 0.1%
Transocean Inc., Senior Notes	8.000%	2/1/27	580,000	540,589	(a)
Oil, Gas & Consumable Fuels — 7.5%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,170,000	1,088,507	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	690,000	675,427	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	420,000	387,596	(a)
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	610,000	621,803	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	820,000	719,878
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	1,820,000	1,438,555	(a)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	340,000	277,907
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,102,554	(a)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	620,000	648,555
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	490,000	504,001	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	440,000	458,414	(a)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	650,000	323,645	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	470,000	231,638	(a)
Gazprom PJSC Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,140,000	1,279,887	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	500,000	503,807

See Notes to Financial Statements.

8	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	270,000	$263,362
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,360,000	1,529,211	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	237,980	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,450,000	1,553,399	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,520,000	1,534,569	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	870,000	863,745	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,710,000	1,438,520
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,740,000	2,313,640	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash or 1.000% PIK)	8.500%	5/15/23	527,395	547,172	(h)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,550,000	1,491,875
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	430,000	407,828
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	240,000	245,319
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	260,000	268,474
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	500,000	514,293
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,880,000	2,090,720
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,560,000	1,863,319
Range Resources Corp., Senior Notes	5.875%	7/1/22	474,000	451,633
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,170,000	1,009,137
Range Resources Corp., Senior Notes	9.250%	2/1/26	560,000	496,756	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	640,000	596,794	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000	43,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000	839,325

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	550,000		$567,930	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,680,000		1,551,900	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	290,000		302,861	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	160,000		161,117
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	170,000		169,798
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,970,000		1,793,832
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	240,000		354,425
WPX Energy Inc., Senior Notes	8.250%	8/1/23	670,000		774,966
WPX Energy Inc., Senior Notes	5.250%	10/15/27	330,000		345,460
WPX Energy Inc., Senior Notes	4.500%	1/15/30	680,000		685,080
YPF SA, Senior Notes	8.500%	3/23/21	320,000		319,072	(a)
YPF SA, Senior Notes	8.500%	3/23/21	1,250,000		1,246,375	(f)
Total Oil, Gas & Consumable Fuels					39,135,761
Total Energy					39,676,350
Financials — 6.9%
Banks — 4.8%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875%to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	800,000	EUR	982,829	(f)(g)(i)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		215,187	(a)(g)(i)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		224,555	(a)(g)(i)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	340,000		383,608
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	470,000		514,977	(g)(i)

See Notes to Financial Statements.

10	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	840,000		$948,616	(g)(i)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	200,000		232,082	(g)
Barclays PLC, Subordinated Notes (2.000% to 2/7/23 then EUR 5 year Swap Rate + 1.900%)	2.000%	2/7/28	1,070,000	EUR	1,220,710	(f)(g)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	400,000		459,858	(g)
Citigroup Inc., Senior Notes	4.650%	7/30/45	553,000		709,079
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,800,000	EUR	2,225,109	(f)(g)(i)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	590,000	EUR	703,824	(f)(g)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000		863,154	(a)(g)(i)
Danske Bank A/S, Junior Subordinated Notes (5.750% to 4/6/20 then EUR 6 year Swap Rate + 4.640%)	5.750%	4/6/20	650,000	EUR	726,628	(f)(g)(i)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	230,000		242,395	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	450,000		500,911	(a)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	850,000	EUR	1,031,009	(f)(g)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	290,000		307,180	(g)(i)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	490,000		$546,137	(g)(i)
ICICI Bank Ltd., Senior Notes	5.750%	11/16/20	950,000		974,412	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,700,000		2,868,920	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,250,000		1,386,376	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.375% to 6/27/20 then EUR 5 year Swap Rate + 5.290%)	6.375%	6/27/20	1,200,000	EUR	1,358,309	(f)(g)(i)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	230,000		258,158	(g)(i)
Oversea-Chinese Banking Corp. Ltd., Subordinated Notes	4.250%	6/19/24	1,240,000		1,336,398	(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	270,000		292,079	(g)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	220,000		242,577
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,146,712	(f)(g)(i)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	1,080,000		1,180,264	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	980,000		1,158,551	(a)(g)
Total Banks					25,240,604
Capital Markets — 0.8%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	290,000		328,989	(a)(g)(i)

See Notes to Financial Statements.

12	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000	$672,552	(a)(g)(i)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year ICE Swap Rate + 4.598%)	7.500%	12/11/23	270,000	306,774	(a)(g)(i)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	150,000	194,461
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,230,000	1,270,361
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,260,000	1,388,274	(a)(g)(i)
Total Capital Markets				4,161,411
Diversified Financial Services — 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,060,000	1,128,899	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	340,000	230,491	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,820,000	1,916,305	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,760,000	1,804,968	(a)(h)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	552,000	592,038	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000	202,020	(a)
Total Diversified Financial Services				5,874,721
Insurance — 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	14,128	21,056	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.945%	2/12/23	55,568	56,610	(a)(g)
Total Insurance				77,666
Thrifts & Mortgage Finance — 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	810,000	840,039	(a)
Total Financials				36,194,441

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care — 3.1%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	2.950%	11/21/26	450,000		$465,154	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,010,000		1,100,760	(a)
Total Biotechnology					1,565,914
Health Care Equipment & Supplies — 0.2%
Immucor Inc., Senior Notes	11.125%	2/15/22	930,000		923,315	(a)
Health Care Providers & Services — 1.7%
Centene Corp., Senior Notes	4.250%	12/15/27	200,000		208,870	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	460,000		495,305	(a)
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,350,000		1,576,505
HCA Inc., Senior Notes	5.375%	2/1/25	300,000		335,905
HCA Inc., Senior Notes	5.625%	9/1/28	2,040,000		2,367,624
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,510,000		1,793,224
Magellan Health Inc., Senior Notes	4.900%	9/22/24	490,000		511,641
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	550,000		512,879	(a)(h)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	940,000		979,950	(a)
Total Health Care Providers & Services					8,781,903
Pharmaceuticals — 0.9%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,230,000		1,406,013	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	730,000		827,163	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	700,000		714,875	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	690,000		850,755	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	590,000	EUR	663,735	(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	510,000		537,849	(a)
Total Pharmaceuticals					5,000,390
Total Health Care					16,271,522
Industrials — 3.4%
Aerospace & Defense — 0.2%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	290,000		316,386	(a)
Boeing Co., Senior Notes	2.700%	2/1/27	220,000		224,529
Boeing Co., Senior Notes	3.250%	2/1/35	730,000		757,386
Total Aerospace & Defense					1,298,301

See Notes to Financial Statements.

14	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Air Freight & Logistics — 0.4%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,090,000	$2,237,808
Commercial Services & Supplies — 1.3%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	1,940,000	1,986,075	(a)
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	600,000	627,029	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	540,000	589,599	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	340,000	350,999	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	360,000	364,266
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	640,000	655,334	(e)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	890,000	929,472
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,090,000	1,172,131
Total Commercial Services & Supplies				6,674,905
Construction & Engineering — 0.1%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000	255,000
Industrial Conglomerates — 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	2,140,000	3,033,450
Machinery — 0.3%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,070,000	1,066,881	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	480,000	488,629
Total Machinery				1,555,510
Marine — 0.2%
Navios Maritime Acquisition Corp./
Navios Acquisition Finance U.S. Inc.,
Senior Secured Notes	8.125%	11/15/21	1,440,000	1,144,440	(a)
Transportation Infrastructure — 0.3%
DP World PLC, Senior Notes	5.625%	9/25/48	1,390,000	1,648,273	(a)
Total Industrials				17,847,687
Information Technology — 0.4%
Communications Equipment — 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	450,000	463,208	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	200,000	182,005	(a)
Total Communications Equipment				645,213

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices Inc., Senior Notes	7.500%	8/15/22	580,000	$655,917
Software — 0.2%
CDK Global Inc., Senior Notes	5.250%	5/15/29	570,000	610,612	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	430,000	454,547	(a)
Total Software				1,065,159
Total Information Technology				2,366,289
Materials — 3.8%
Chemicals — 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,450,000	1,479,221	(a)
Containers & Packaging — 0.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	250,000	258,562	(a)(h)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	500,000	518,600	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	920,000	1,079,020
Total Containers & Packaging				1,856,182
Metals & Mining — 2.6%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,590,000	1,678,404	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	214,042	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	30,000	31,063
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	500,000	539,437
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	850,000	845,928	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,940,000	1,914,945	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,770,000	2,832,602
Glencore Funding LLC, Senior Notes	4.000%	4/16/25	1,000,000	1,048,396	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	930,000	941,239	(a)
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,300,000	1,048,814	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	230,000	264,950
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	570,000	606,700

See Notes to Financial Statements.

16	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	410,000		$484,764
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	830,000		1,106,751
Total Metals & Mining					13,558,035
Paper & Forest Products — 0.5%
Mercer International Inc., Senior Notes	7.375%	1/15/25	650,000		689,543
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	560,000		634,395	(f)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,370,000		1,550,631
Total Paper & Forest Products					2,874,569
Total Materials					19,768,007
Real Estate — 1.8%
Equity Real Estate Investment Trusts (REITs) — 1.2%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	1,200,000		1,197,000
CyrusOne LP/CyrusOne Finance Corp., Senior Notes	1.450%	1/22/27	530,000	EUR	597,268
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	570,000		573,905	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	9/1/26	260,000		271,096
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	880,000		927,278
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	755,000	GBP	1,063,188
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.625%	12/1/29	1,010,000		1,057,318	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	890,000		903,061	(a)(e)
Total Equity Real Estate Investment Trusts (REITs)					6,590,114
Real Estate Management & Development — 0.6%
Country Garden Holdings Co. Ltd.,
Senior Secured Notes	7.250%	4/4/21	610,000		610,095	(f)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	980,000		1,016,740	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,325,859	(f)
Total Real Estate Management & Development					2,952,694
Total Real Estate					9,542,808
Utilities — 0.2%
Electric Utilities — 0.2%
Calpine Corp., Senior Notes	5.750%	1/15/25	270,000		278,240

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	310,000	$314,983	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	650,000	578,047	(a)
Total Utilities				1,171,270
Total Corporate Bonds & Notes (Cost — $196,425,304)				206,213,762
Senior Loans — 17.2%
Communication Services — 2.6%
Diversified Telecommunication Services — 0.5%
Buzz Merger Sub Ltd., Initial Term Loan	—	1/22/27	920,000	925,175	(j)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	3.395%	3/1/27	634,176	634,573	(g)(k)(l)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	11/1/24	246,940	194,233	(g)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (3 mo. USD LIBOR + 2.500%)	4.176%	1/31/28	1,088,574	1,090,956	(g)(k)(l)
Total Diversified Telecommunication Services				2,844,937
Entertainment — 0.5%
AMC Entertainment Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.650%	4/22/26	1,206,960	1,212,391	(g)(k)(l)
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.645%	10/7/24	1,146,476	1,149,444	(g)(k)(l)
Total Entertainment				2,361,835
Media — 1.6%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.145%	8/15/25	605,414	608,062	(g)(k)(l)
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.400%	4/30/25	1,124,264	1,132,395	(g)(k)(l)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.160%	11/18/24	552,101	556,069	(g)(k)(l)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	5.781%	5/1/26	689,876	692,606	(g)(j)(k)(l)
iHeartCommunications Inc., Term Loan	—	5/1/26	689,876	693,182	(j)

See Notes to Financial Statements.

18	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.250%)	3.895%	3/24/25	367,585	$366,207	(g)(k)(l)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	4.531%	9/18/26	1,197,000	1,205,105	(g)(k)(l)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.148%	12/17/26	1,360,000	1,373,600	(g)(k)(l)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.395%	3/15/24	1,527,043	1,511,455	(g)(k)(l)
Ziggo Financing Partnership, Term Loan I (3 mo. USD LIBOR + 2.500%)	4.133%	4/30/28	180,000	180,319	(g)(k)(l)
Total Media				8,319,000
Wireless Telecommunication Services — 0.0%
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.188%	2/2/24	119,692	118,234	(g)(k)(l)
Total Communication Services				13,644,006
Consumer Discretionary — 3.8%
Auto Components — 0.3%
American Axle & Manufacturing Inc., Term Loan B	3.920%	4/6/24	544,240	544,963	(g)(k)(l)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.160%	4/30/26	1,187,025	1,196,165	(g)(k)(l)
Total Auto Components				1,741,128
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.944%	9/23/26	1,819,907	1,826,100	(g)(k)(l)
Hotels, Restaurants & Leisure — 2.1%
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.395%	7/31/24	1,019,200	1,026,042	(g)(k)(l)
ASHCO LLC, Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.645%	9/25/24	761,452	760,818	(g)(k)(l)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	3.811%	9/15/23	39,107	39,292	(g)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.395%	12/23/24	2,119,551	$2,122,048	(g)(k)(l)
CEC Entertainment Inc., Term Loan B (1 mo. USD LIBOR + 6.500%)	8.145%	8/17/26	1,101,068	1,061,497	(g)(k)(l)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.645%	3/8/24	538,622	538,420	(g)(k)(l)
Golden Nugget Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.395-4.408%	10/4/23	1,159,823	1,163,617	(g)(j)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.411%	6/22/26	1,020,000	1,029,005	(g)(j)(k)(l)
Hornblower Sub LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.500%)	6.445%	4/28/25	550,000	554,469	(g)(k)(l)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 4.000%)	5.645%	10/13/23	1,717,862	1,680,069	(g)(j)(k)(l)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.395%	8/14/24	1,172,035	1,173,256	(g)(k)(l)
Total Hotels, Restaurants & Leisure				11,148,533
Specialty Retail — 1.0%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.763-5.781%	7/1/22	869,303	701,962	(g)(k)(l)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.150-4.161%	1/30/23	1,592,044	1,543,715	(g)(j)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.150%	8/19/22	668,707	627,749	(g)(k)(l)
Petco Animal Supplies Inc., Term Loan (3 mo. USD LIBOR + 3.250%)	5.027%	1/26/23	733,315	610,943	(g)(k)(l)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.670%	3/11/22	1,507,516	1,506,417	(g)(k)(l)
Total Specialty Retail				4,990,786
Total Consumer Discretionary				19,706,547
Consumer Staples — 0.4%
Food & Staples Retailing — 0.4%
Albertson’s LLC, 2019 Term Loan B7 (1 mo. USD LIBOR + 2.750%)	4.395%	11/17/25	628,125	629,303	(g)(k)(l)

See Notes to Financial Statements.

20	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Food & Staples Retailing — continued
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.395%	8/17/26	402,599		$403,929	(g)(k)(l)
Froneri International PLC, First Lien Euro Term Loan	—	1/29/27	470,000	EUR	523,339	(j)
Froneri International PLC, First Lien USD Term Loan	—	1/29/27	680,000		682,975	(j)
Total Consumer Staples					2,239,546
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.928%	6/24/24	1,140,000		1,141,425	(g)(k)(l)
Financials — 1.8%
Capital Markets — 0.5%
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.408%	9/30/24	1,233,800		1,235,921	(g)(k)(l)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (2 mo. USD LIBOR + 2.500%)	4.262%	2/1/27	69,473		69,691	(g)(k)(l)
Focus Financial Partners LLC, Term Loan B3, Tranche B-3 (1 mo. USD LIBOR + 2.000%)	3.645%	7/3/24	1,124,293		1,129,914	(c)(g)(k)(l)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	3.645%	3/27/23	402,272		403,529	(g)(k)(l)
Total Capital Markets					2,839,055
Diversified Financial Services — 0.7%
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.645%	8/25/22	823,744		825,417	(g)(k)(l)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.445%	7/10/25	753,540		759,390	(g)(k)(l)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.400%	2/1/23	962,490		892,709	(g)(k)(l)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.900%	4/29/26	640,783		643,787	(g)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.263%	3/1/26	419,240		421,075	(g)(k)(l)
Total Diversified Financial Services					3,542,378
Insurance — 0.6%
Acrisure LLC, Term Loan B	—	1/31/27	530,000		531,325	(j)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	4.645%	8/4/22	568,956	$571,018	(g)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.645%	11/3/24	625,491	627,367	(g)(k)(l)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	4.895%	12/31/25	1,187,002	1,189,970	(g)(k)(l)
Total Insurance				2,919,680
Total Financials				9,301,113
Health Care — 3.3%
Health Care Equipment & Supplies — 0.2%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.445%	4/22/24	654,336	561,093	(g)(k)(l)
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	6.945%	6/15/21	369,053	369,746	(g)(k)(l)
Total Health Care Equipment & Supplies				930,839
Health Care Providers & Services — 2.4%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	4.910%	4/28/22	1,098,561	1,077,688	(g)(k)(l)
Grifols Worldwide Operations USA Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	3.561%	11/15/27	640,000	644,172	(g)(k)(l)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.145%	8/18/22	823,569	824,672	(g)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.395%	11/17/25	1,642,511	1,653,804	(g)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.695%	6/7/23	902,332	890,676	(g)(k)(l)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.145%	8/6/26	1,300,000	1,308,125	(g)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.949%	3/5/26	1,125,255	1,129,474	(c)(g)(k)(l)
Radnet Management Inc., First Lien Term Loan B1	5.350-7.250%	6/30/23	1,245,284	1,249,175	(c)(g)(k)(l)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	12/11/26	1,190,000	1,195,950	(g)(k)(l)

See Notes to Financial Statements.

22	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.645%	6/26/26	1,102,237	$1,096,333	(g)(k)(l)
Wink Holdco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.645%	12/2/24	658,750	657,515	(g)(k)(l)
WP CityMD Bidco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.445%	8/13/26	1,120,000	1,126,125	(g)(k)(l)
Total Health Care Providers & Services				12,853,709
Health Care Technology — 0.6%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.401%	2/11/26	1,731,496	1,742,847	(g)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.145%	3/1/24	1,150,524	1,152,921	(g)(k)(l)
Total Health Care Technology				2,895,768
Life Sciences Tools & Services — 0.1%
Albany Molecular Research Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.895%	8/30/24	782,000	779,311	(g)(k)(l)
Total Health Care				17,459,627
Industrials — 2.6%
Air Freight & Logistics — 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.408%	1/15/25	1,028,147	1,034,144	(g)(k)(l)
Airlines — 0.1%
American Airlines Inc., 2017 Replacement Term Loan B (3 mo. USD LIBOR + 2.000%)	3.676%	12/14/23	605,280	605,923	(g)(k)(l)
Building Products — 0.2%
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.434%	4/12/25	1,093,350	1,092,885	(g)(k)(l)
Commercial Services & Supplies — 1.3%
Allied Universal Holdco LLC, Delayed Draw Term Loan (1 mo. USD LIBOR + 4.250%)	5.895%	7/12/26	162,021	163,409	(g)(k)(l)
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.895%	7/10/26	1,636,406	1,650,432	(g)(j)(k)(l)
Amentum Holdings LLC, First Lien Initial Term Loan	—	1/22/27	790,000	795,925	(c)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.145%	10/1/26	1,160,000	$1,167,734	(g)(k)(l)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.660%	10/23/26	1,642,086	1,657,070	(g)(k)(l)
GFL Environmental Inc., 2018 Incremental Term Loan (1 mo. USD LIBOR + 3.000%)	4.645%	5/30/25	1,085,780	1,086,187	(g)(k)(l)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	6.145%	8/27/25	309,217	311,564	(g)(k)(l)
Total Commercial Services & Supplies				6,832,321
Construction & Engineering — 0.0%
Rockwood Service Corp., Initial Term Loan	—	1/23/27	100,000	101,125	(c)(j)
Electrical Equipment — 0.3%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	4.645%	8/1/25	1,687,002	1,693,680	(g)(j)(k)(l)
Professional Services — 0.2%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.895%	7/23/21	761,907	739,685	(g)(k)(l)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	3.395%	11/16/26	98,922	99,391	(g)(k)(l)
Total Professional Services				839,076
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.961%	12/30/26	910,000	918,437	(g)(j)(k)(l)
Transportation Infrastructure — 0.1%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.660%	5/15/26	616,900	579,886	(g)(k)(l)
Total Industrials				13,697,477
Information Technology — 1.7%
Communications Equipment — 0.4%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.895%	4/4/26	1,326,675	1,330,649	(g)(k)(l)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	5.895%	11/29/25	765,208	734,408	(g)(k)(l)
Total Communications Equipment				2,065,057

See Notes to Financial Statements.

24	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.3%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	5.399%	9/30/24	1,169,497	$1,176,075	(g)(j)(k)(l)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.130%	4/26/24	329,173	331,436	(g)(k)(l)
Total IT Services				1,507,511
Software — 1.0%
Castle US Holding Corp., Initial Dollar Term Loan	—	1/27/27	530,000	531,656	(j)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.645%	10/16/26	1,370,000	1,373,425	(g)(k)(l)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	3.650%	9/19/25	265,335	266,911	(g)(k)(l)
Finastra USA Inc., First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	5.277%	6/13/24	1,223,424	1,213,265	(g)(k)(l)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	4.145%	6/21/24	48,095	47,907	(g)(k)(l)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.145%	6/21/24	324,797	323,529	(g)(k)(l)
Surf Holdings LLC, USD Term Loan	—	1/15/27	650,000	654,875	(j)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.395%	5/4/26	903,488	908,489	(g)(k)(l)
Total Software				5,320,057
Total Information Technology				8,892,625
Materials — 0.5%
Containers & Packaging — 0.5%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	3.677%	10/1/22	1,004,098	1,011,315	(g)(k)(l)
Reynolds Consumer Products LLC, Initial Term Loan	—	1/29/27	317,046	318,745	(j)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.395%	2/6/23	1,222,865	1,227,164	(g)(k)(l)
Total Materials				2,557,224

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
Corecivic Inc., Term Loan (3 mo. USD LIBOR + 4.500%)	6.160%	12/12/24	520,000	$516,750	(g)(k)(l)
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.566%	3/21/25	822,042	826,217	(g)(k)(l)
Total Equity Real Estate Investment Trusts (REITs)				1,342,967
Real Estate Management & Development — 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.895%	4/18/24	230,857	231,577	(g)(k)(l)
Total Real Estate				1,574,544
Total Senior Loans (Cost — $90,249,818)				90,214,134
Collateralized Mortgage Obligations (m) —13.2%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.261%	1/25/36	159,702	157,903	(g)
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	21.956%	7/25/36	356,525	603,358	(g)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.012%	8/10/45	1,052,493	453,909	(a)(g)
Banc of America Funding Corp., 2015-R3 1A2	2.263%	3/27/36	3,172,332	2,642,737	(a)(g)
Banc of America Mortgage Trust, 2005-C 2A1	4.618%	4/25/35	33,443	32,403	(g)
BCAP LLC Trust, 2011-RR2 1A4	4.124%	7/26/36	3,465,191	2,461,812	(a)(g)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	4.576%	4/15/34	1,950,000	1,966,237	(a)(g)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.164%	5/15/37	1,700,000	1,702,814	(a)(g)
BXMT Ltd., 2020-FL2 A	2.560%	2/16/37	1,310,000	1,310,000	(a)(e)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	2.626%	11/15/36	1,200,000	1,200,023	(a)(g)
Credit Suisse Commercial Mortgage Securities Corp., 2018-TOP D (1 mo. USD LIBOR + 1.800%)	3.476%	8/15/35	2,187,677	2,194,719	(a)(g)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.631%	6/15/38	40,362	22,072	(g)

See Notes to Financial Statements.

26	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	165,821	$89,958
Credit Suisse Mortgage Capital Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,269,006	(a)
Credit Suisse Mortgage Trust, 2014- USA E	4.373%	9/15/37	400,000	386,189	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	21.390%	2/25/36	389,486	591,183	(g)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,840,000	1,733,655	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.296%	7/15/32	2,900,000	2,905,062	(a)(g)
CSMC Trust, 2019-RIO B	8.740%	12/15/21	2,960,000	2,972,896	(a)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	1,382,448	(a)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	3.476%	1/25/30	1,310,000	1,311,292	(a)(e)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.376%	8/25/42	19,810,000	571,851	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,636,170	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,370,000	2,456,221	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.411%	3/25/25	1,104,600	1,444,559	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	4.911%	7/25/29	950,000	1,009,489	(g)
Federal National Mortgage Association (FNMA) — CAS, 2016- C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.911%	1/25/29	2,704,234	2,882,585	(a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2017- C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.511%	10/25/29	950,000	1,097,194	(a)(g)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017- C06 1B1 (1 mo. USD LIBOR + 4.150%)	5.811%	2/25/30	2,050,000	$2,272,987	(a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2018- C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.211%	7/25/30	1,070,000	1,151,457	(a)(g)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	554,269	357,432	(g)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.323%	3/16/47	2,006,402	20,455	(g)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.301%	4/16/52	2,658,943	17,066	(g)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	5.426%	9/15/31	1,240,000	1,241,382	(a)(g)
GS Mortgage Securities Trust, 2006- GG8 AJ	5.622%	11/10/39	128,195	100,414
GSMPS Mortgage Loan Trust, 2006- RP1 1A2	7.500%	1/25/36	811,195	880,226	(a)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.640%)	2.301%	8/25/35	124,495	125,233	(g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	1.931%	11/25/36	1,263,618	1,017,491	(g)
IMPAC Secured Assets Trust, 2006-4 A2B (1 mo. USD LIBOR + 0.170%)	1.831%	1/25/37	491	493	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. USD LIBOR + 8.208%)	9.884%	6/15/35	2,750,000	2,749,026	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BKWD E (1 mo. USD LIBOR + 2.600%)	4.276%	9/15/29	2,340,000	2,351,736	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT C (1 mo. USD LIBOR + 3.800%)	5.476%	7/15/34	2,150,670	2,153,470	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT XCP, IO	2.052%	7/15/34	3,000,957	88,079	(a)(g)

See Notes to Financial Statements.

28	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	8.894%	9/15/20	448,869	$447,939	(a)(g)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	8.826%	9/15/28	1,621,123	1,632,758	(a)(g)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	24,884	25,848	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	131,252	81,808	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	25,786	16,072	(a)(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.186%	9/12/49	222,951	93,193	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	127,346	89,359
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	4,136	4,132
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	2.161%	4/25/35	1,153,793	991,271	(g)
Mortgage Insurance-Linked Notes, 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	3.410%	2/25/30	2,580,000	2,587,858	(a)(g)
Multifamily Trust, 2016-1 B	7.926%	4/25/46	1,209,458	1,246,469	(a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/34	1,750,000	1,735,169	(a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/34	660,000	608,594	(a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.668%	4/18/24	1,260,000	1,263,153	(a)(g)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	1.932%	10/26/36	2,377,190	2,062,006	(a)(g)
Nomura Resecuritization Trust, 2015-8R 4A4	3.349%	11/25/47	1,967,990	1,460,770	(a)(g)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	6.076%	11/15/27	1,450,000	662,223	(a)(g)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.210%)	1.871%	5/25/46	209,761	181,200	(g)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (m) — continued
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000		$151,528	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	480,000		96,720	(a)(g)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	1.931%	12/25/45	64,281		64,346	(g)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.145%	2/25/46	723,314		694,043	(g)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	127,184		129,376	(a)(g)
Total Collateralized Mortgage Obligations (Cost — $68,119,018)					69,340,527
Sovereign Bonds — 13.0%
Argentina — 1.0%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.323%	6/21/20	111,200,000	ARS	900,670	(b)(g)
Argentine Republic Government
International Bond, Senior Notes	6.875%	4/22/21	230,000		123,257
Argentine Republic Government
International Bond, Senior Notes	4.625%	1/11/23	290,000		134,538
Argentine Republic Government
International Bond, Senior Notes	7.500%	4/22/26	510,000		233,757
Argentine Republic Government
International Bond, Senior Notes	7.125%	7/6/36	1,590,000		692,342
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	403,333		203,683	(f)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,290,000		522,450	(f)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,590,000		643,950	(a)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,860,000		1,086,800	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	650,000		245,375	(a)

See Notes to Financial Statements.

30	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	500,000		$190,000	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	630,000		456,126	(a)
Total Argentina					5,432,948
Australia — 0.4%
Australia Government Bond, Senior Notes	5.750%	7/15/22	2,500,000	AUD	1,881,425
Brazil — 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,560,000	BRL	667,054
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	2,341,910
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,105,000	BRL	1,417,035
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	1,300,000	BRL	368,531
Total Brazil					4,794,530
Canada — 0.7%
Canadian Government Bond	1.750%	5/1/20	5,100,000	CAD	3,854,963
Costa Rica — 0.3%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,000,000		1,065,250	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	430,000		463,301	(a)
Total Costa Rica					1,528,551
Ecuador — 0.3%
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	420,000		392,874	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	490,000		436,270	(a)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,150,000		1,015,275	(a)
Total Ecuador					1,844,419
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	600,000		673,230	(a)
Ghana — 0.5%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	520,000		579,694	(f)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Ghana — continued
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,300,000		$1,328,366	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	490,000		503,512	(a)
Total Ghana					2,411,572
Indonesia — 3.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,430,000		1,510,245
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	3,260,000		4,037,792	(f)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	4,850,000,000	IDR	366,945
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,137,000,000	IDR	4,065,778
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	93,050,000,000	IDR	6,969,517
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	1,597,000,000	IDR	128,871
Total Indonesia					17,079,148
Kazakhstan — 0.3%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,190,000		1,374,067	(f)
Kenya — 0.2%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	840,000		894,444	(a)
Kuwait — 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,400,000		1,520,614	(a)
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,250,000		1,323,812
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	730,000		838,358
Total Mexico					2,162,170
Qatar — 0.4%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,290,000		1,707,857	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	470,000		599,638	(a)
Total Qatar					2,307,495

See Notes to Financial Statements.

32	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Russia — 2.1%
Russian Federal Bond — OFZ	7.050%	1/19/28	651,161,000	RUB	$10,826,255
Senegal — 0.3%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	1,280,000		1,368,603	(a)
United Arab Emirates — 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	2,400,000		2,415,432	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,430,000		1,699,817	(a)
Total United Arab Emirates					4,115,249
United Kingdom — 0.8%
United Kingdom Gilt, Bonds	0.750%	7/22/23	3,000,000	GBP	4,007,548	(f)
Total Sovereign Bonds (Cost — $73,669,124)					68,077,231

			Face Amount†/ Units
Asset-Backed Securities — 9.1%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	9.091%	1/15/33	250,000		247,924	(a)(g)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.183%	5/1/26	202,502		202,943	(a)(g)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	7.646%	4/17/29	800,000		780,835	(a)(g)
Amortizing Residential Collateral Trust, 2002-BC6 M2 (1 mo. USD LIBOR + 1.800%)	3.461%	8/25/32	159,577		145,694	(g)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	2.911%	4/15/31	250,000		249,998	(a)(g)
Apidos CLO XII, 2013-12A ER	7.231%	4/15/31	750,000		716,066	(a)(e)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	4.841%	8/5/27	300,000		300,908	(a)(g)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.391%	8/5/27	500,000		497,543	(a)(g)
BCC Funding Corp. XVI LLC, 2019-1A D	3.940%	7/20/27	1,000,000		952,681	(a)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	5.619%	1/20/29	440,000		438,231	(a)(g)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	2.949%	11/20/28	400,000	$400,675	(a)(g)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.649%	11/20/28	550,000	537,034	(a)(g)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.321%	7/16/32	375,000	375,372	(a)(g)
Carlyle Global Market Strategies CLO Ltd., 2014-2RA A1 (3 mo. USD LIBOR + 1.050%)	2.960%	5/15/31	1,200,000	1,198,921	(a)(g)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.519%	7/20/31	1,000,000	996,787	(a)(g)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.819%	4/20/29	1,300,000	1,299,936	(a)(g)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	4.981%	10/15/26	670,000	671,506	(a)(g)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.236%	4/17/30	250,000	236,720	(a)(g)
Countrywide Asset-Backed Certificates Inc. Asset-Backed Certificates Trust, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	3.536%	6/25/34	321,246	318,603	(g)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	4.999%	8/9/24	1,000,000	999,396	(a)(g)
Cumberland Park CLO Ltd., 2015-2A DR (3 mo. USD LIBOR + 2.700%)	4.519%	7/20/28	500,000	498,812	(a)(g)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.469%	7/20/28	700,000	701,898	(a)(g)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	4.469%	1/20/31	700,000	653,028	(a)(g)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	1.896%	2/15/29	1,076,443	1,071,953	(g)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	780,627	794,689	(a)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	3.581%	10/25/33	796,966	806,736	(g)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	3.160%	5/15/30	590,000	591,271	(a)(g)

See Notes to Financial Statements.

34	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
GoldenTree Loan Opportunities IX Ltd., 2014-9A ER2 (3 mo. USD LIBOR + 5.660%)	7.435%	10/29/29	500,000	$489,014	(a)(g)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.781%	4/15/31	1,070,000	987,713	(a)(g)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.786%	4/17/30	570,000	570,382	(a)(g)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	600,000	601,187	(a)(g)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	10.107%	1/20/33	290,000	266,935	(a)(g)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	6,103,331	1,186,658	(a)
Hertz Vehicle Financing II LP, 2015-1A C	4.350%	3/25/21	750,000	752,420	(a)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	430,000	440,628	(a)
KKR CLO 11 Ltd., 11 AR (3 mo. USD LIBOR + 1.180%)	3.011%	1/15/31	400,000	399,001	(a)(g)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.069%	1/20/29	530,000	530,142	(a)(g)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	7.319%	10/20/28	600,000	573,860	(a)(g)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	3.129%	3/20/30	635,000	636,669	(a)(g)
Madison Park Funding XXVI Ltd., 2017-26A AR (3 mo. USD LIBOR + 1.200%)	2.975%	7/29/30	830,000	830,134	(a)(g)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	5.203%	1/20/33	460,000	455,638	(a)(g)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	504,468	534,433	(a)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.019%	10/20/27	750,000	744,751	(a)(g)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	5.602%	4/22/30	500,000	497,560	(a)(g)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	7.581%	7/15/27	520,000	519,968	(a)(g)
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	903,726	916,048

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Origen Manufactured Housing Contract Trust, 2006-A A2	3.845%	10/15/37	647,401	$624,547	(g)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.434%	4/15/37	650,400	640,464	(g)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	0.000%	7/20/29	1,000,000	1,000,000	(a)(e)(g)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	1,266,791	984,773
PPM CLO 3 Ltd., 2019-3A A (3 mo. USD LIBOR + 1.400%)	3.236%	7/17/30	400,000	400,610	(a)(g)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.786%	8/25/33	80,945	80,697	(g)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.001%	3/25/36	35,732	35,451	(g)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.178%	6/22/30	605,000	572,884	(a)(g)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	787,235	(a)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	125,797	126,244	(a)
Sound Point CLO XXII, 2019-1A D (3 mo. USD LIBOR + 3.900%)	5.719%	1/20/32	500,000	496,719	(a)(g)
Sound Point CLO XXIII, 2019-2A A1 (3 mo. USD LIBOR + 1.400%)	3.231%	4/15/32	830,000	831,680	(a)(g)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	4.431%	1/15/30	500,000	484,798	(a)(g)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.881%	2/25/36	3,163,941	140,125	(a)(g)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	2.803%	4/16/31	1,250,000	1,243,961	(a)(g)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	7.043%	4/16/31	250,000	234,628	(a)(g)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.498%	10/13/29	1,000,000	1,002,405	(a)(g)
TCI-Symphony CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 3.000%)	4.848%	10/13/29	430,000	429,988	(a)(g)
Thayer Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.100%)	7.919%	4/20/29	700,000	696,226	(a)(g)

See Notes to Financial Statements.

36	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	4.469%	10/20/28	250,000	$247,566	(a)(g)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	7.319%	10/20/28	250,000	247,240	(a)(g)
Venture 31 CLO Ltd., 2018-31A A1 (3 mo. USD LIBOR + 1.030%)	2.849%	4/20/31	790,000	786,507	(a)(g)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	7.571%	4/15/27	900,000	792,385	(a)(g)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.851%	6/7/30	300,000	292,966	(a)(g)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	1.831%	7/25/47	6,036,721	4,848,040	(g)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	5.481%	10/15/31	790,000	769,710	(a)(g)
Total Asset-Backed Securities (Cost — $50,346,277)				47,417,150

			Face Amount†
U.S. Government & Agency Obligations — 3.1%
U.S. Government Obligations — 3.1%
U.S. Treasury Bonds	2.250%	8/15/49	540,000	568,614
U.S. Treasury Notes	1.625%	3/15/20	15,250,000	15,249,911
U.S. Treasury Notes	1.750%	12/31/24	460,000	469,254
Total U.S. Government & Agency Obligations (Cost — $16,238,327)				16,287,779
Convertible Bonds & Notes — 1.1%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.1%
Vonage Holdings Corp., Senior Notes	1.750%	6/1/24	440,000	419,581	(a)
Entertainment — 0.1%
Live Nation Entertainment Inc., Senior Notes	2.000%	2/15/25	300,000	304,350	(a)
Media — 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,270,000	1,235,931
Total Communication Services				1,959,862
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	700,000	549,812

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 0.0%
Banks — 0.0%
BofA Finance LLC, Senior Notes	0.125%	9/1/22	290,000	$301,600
Health Care — 0.4%
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Co. LLC, Senior Notes	0.250%	2/1/26	2,060,000	1,978,747
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.2%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	860,000	856,216
Software — 0.0%
New Relic Inc., Senior Notes	0.500%	5/1/23	220,000	215,758
Total Information Technology				1,071,974
Total Convertible Bonds & Notes (Cost — $5,691,860)				5,861,995
Mortgage-Backed Securities — 0.4%
FHLMC — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	2,435	2,487
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	11/1/31	275	305
Total FHLMC				2,792
FNMA — 0.4%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 4/1/31	5,655	6,467
Federal National Mortgage Association (FNMA)	0.000%	1/1/35	590,000	607,331	(b)(c)
Federal National Mortgage Association (FNMA)	2.680%	1/1/35	610,000	641,946
Federal National Mortgage Association (FNMA)	2.680%	2/1/35	610,000	618,769	(b)(c)(n)
Total FNMA				1,874,513
Total Mortgage-Backed Securities (Cost — $1,854,359)				1,877,305

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.1%
E-mini S&P 500 Index Futures, Put @ $3,000.00	2/21/20	64	10,316,800	27,840

See Notes to Financial Statements.

38	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
E-mini S&P 500 Index Futures, Put @ $3,050.00		2/21/20	31	4,997,200	$20,460
E-mini S&P 500 Index Futures, Put @ $2,950.00		3/20/20	41	6,609,200	39,565
E-mini S&P 500 Index Futures, Put @ $3,100.00		3/20/20	74	11,928,800	156,140
E-mini S&P 500 Index Futures, Put @ $3,200.00		3/20/20	66	10,639,200	227,040
U.S. Treasury 10-Year Notes Futures, Put @ $128.50		2/21/20	51	51,000	797
Total Exchange-Traded Purchased Options					471,842

	Counterparty
OTC Purchased Options — 0.1%
U.S. Dollar/Brazilian Real, Put @ 4.28BRL	Morgan Stanley & Co. Inc.	4/1/20	7,690,000	7,690,000	108,530
U.S. Dollar/British Pound, Put @ 1.30GBP	Citibank N.A.	3/20/20	7,360,000	7,360,000	125,938
U.S. Dollar/Euro, Call @ $1.11	Citibank N.A.	4/24/20	7,930,000	7,930,000	47,218
U.S. Dollar/ Japanese Yen, Put @ 109.73JPY	Goldman Sachs Group Inc.	2/14/20	3,920,000	3,920,000	55,000
U.S. Dollar/Russian Ruble, Put @ 63.25RUB	JPMorgan Chase & Co.	2/19/20	4,730,000	4,730,000	20,150
U.S. Dollar/Russian Ruble, Put @ 62.86RUB	Goldman Sachs Group Inc.	4/24/20	5,290,000	5,290,000	36,819
Total OTC Purchased Options					393,655
Total Purchased Options (Cost — $845,877)					865,497

		Rate		Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Capital Markets — 0.1%
B. Riley Financial Inc.		6.500%		16,350	412,837
B. Riley Financial Inc.		6.875%		8,150	206,603
Total Preferred Stocks (Cost — $612,500)					619,440

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Security			Shares		Value
Common Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Berry Petroleum Corp.			44,473		$304,640
Montage Resources Corp.			33,681		122,936	*
MWO Holdings LLC			488		37,307	*(b)(c)
Total Common Stocks (Cost — $1,556,466)					464,883

	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%
Argentina — 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost — $754,768)	4.000%	3/6/20	21,447,903	ARS	218,462	(b)
Total Investments before Short-Term Investments (Cost — $506,363,698)					507,458,165
Short-Term Investments — 3.6%
Sovereign Bonds — 0.9%
Egypt Treasury Bills	1.000%	2/11/20	26,175,000	EGP	1,656,150	(o)
Egypt Treasury Bills	6.696%	3/17/20	33,100,000	EGP	2,077,940	(o)
Egypt Treasury Bills	13.534%	10/6/20	19,000,000	EGP	1,103,044	(o)
Total Sovereign Bonds (Cost — $4,614,113)					4,837,134
U.S. Treasury Bills — 0.2%
U.S. Treasury Bills (Cost — $819,778)	0.747%	2/6/20	820,000		819,900	(o)

			Shares
Money Market Funds — 2.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $13,235,175)	1.518%		13,235,175		13,235,175	(p)
Total Short-Term Investments (Cost — $18,669,066)					18,892,209
Total Investments — 100.4% (Cost — $525,032,764)					526,350,374
Liabilities in Excess of Other Assets — (0.4)%					(2,165,536)
Total Net Assets — 100.0%					$524,184,838

See Notes to Financial Statements.

40	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Value is less than $1.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	All or a portion of this loan is unfunded as of January 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2020, the Fund held TBA securities with a total cost of $618,769 (Note 1).

(o)	Rate shown represents yield-to-maturity.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $13,235,175 and the cost was $13,235,175 (Note 8).

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Abbreviations used in this schedule:

ARS	— Argentine Peso

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CER	— Coeficente de Establilzacion de Referencia

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

EGP	— Egyptian Pound

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

PJSC	— Private Joint Stock Company

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
E-mini S&P 500 Index Futures, Put	2/21/20	$2,850.00	31	4,997,200	$(4,805)
E-mini S&P 500 Index Futures, Put	3/20/20	2,800.00	26	4,191,200	(11,830)
E-mini S&P 500 Index Futures, Put	3/20/20	2,900.00	51	8,221,200	(37,995)
E-mini S&P 500 Index Futures, Put	3/20/20	3,000.00	40	6,448,000	(49,400)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	130.50	51	51,000	(69,328)
U.S. Treasury 10-Year Notes Futures, Put	2/21/20	128.00	38	38,000	(594)
Total Exchange-Traded Written Options (Premiums received — $115,659)					$(173,952)

OTC Written Options
	Counterparty
U.S. Dollar/Australian Dollar, Call	Goldman Sachs Group Inc.	2/14/20	$0.66	5,650,000	5,650,000	$(15,403)
U.S. Dollar/Australian Dollar, Call	JPMorgan Chase & Co.	4/8/20	0.67	5,150,000	5,150,000	(67,698)

See Notes to Financial Statements.

42	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Dollar/Australian Dollar, Call	BNP Paribas SA	4/28/20	$0.66		5,700,000	5,700,000	$(46,389)
U.S. Dollar/British Pound, Put	Morgan Stanley & Co. Inc.	4/30/20	1.35	GBP	6,580,000	6,580,000	(32,512)
U.S. Dollar/Canadian Dollar, Call	Morgan Stanley & Co. Inc.	2/3/20	1.34	CAD	5,680,000	5,680,000	(3)
U.S. Dollar/Canadian Dollar, Call	BNP Paribas SA	4/22/20	1.33	CAD	4,000,000	4,000,000	(20,921)
U.S. Dollar/Canadian Dollar, Put	JPMorgan Chase & Co.	1/27/20	1.28	CAD	5,480,000	5,480,000	0	(a)
U.S. Dollar/Canadian Dollar, Put	Goldman Sachs Group Inc.	4/3/20	1.28	CAD	5,400,000	5,400,000	(1,023)
U.S. Dollar/Euro, Call	Citibank N.A.	2/10/20	1.09		7,280,000	7,280,000	(306)
U.S. Dollar/Euro, Call	BNP Paribas SA	2/14/20	1.09		5,090,000	5,090,000	(349)
U.S. Dollar/Euro, Put	JPMorgan Chase & Co.	4/29/20	1.13		8,225,000	8,225,000	(28,420)
U.S. Dollar/Japanese Yen, Put	Citibank N.A.	4/3/20	104.95	JPY	5,150,000	5,150,000	(13,794)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	4/13/20	18.63	MXN	3,990,000	3,990,000	(16,743)
U.S. Dollar/Russian Ruble, Call	JPMorgan Chase & Co.	2/19/20	66.65	RUB	4,730,000	4,730,000	(5,764)
U.S. Dollar/Russian Ruble, Put	JPMorgan Chase & Co.	4/8/20	60.20	RUB	5,510,000	5,510,000	(3,507)
Total OTC Written Options (Premiums received — $380,184)							$(252,832)
Total Written Options (Premiums received — $495,843)							$(426,784)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

Abbreviations used in this schedule:

CAD	— Canadian Dollar

GBP	— British Pound

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)

Contracts to Buy:
90-Day Eurodollar	84	6/20	$20,446,801	$20,683,950	$237,149
Australian 10-Year Bonds	25	3/20	2,432,297	2,474,888	42,591

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 2-Year Notes	758	3/20	$163,557,416	$164,000,407	$442,991
U.S. Treasury 10-Year Notes	55	3/20	7,086,486	7,241,094	154,608
U.S. Treasury Ultra 10-Year Notes	10	3/20	1,424,947	1,456,563	31,616
U.S. Treasury Ultra Long- Term Bonds	189	3/20	35,453,765	36,606,937	1,153,172
					2,062,127
Contracts to Sell:
Euro-Bund	38	3/20	7,254,622	7,376,868	(122,246)
Euro-Buxl	3	3/20	675,962	701,696	(25,734)
U.S. Treasury 5-Year Notes	243	3/20	28,954,398	29,237,835	(283,437)
U.S. Treasury Long-Term Bonds	143	3/20	22,814,051	23,384,969	(570,918)
United Kingdom Long Gilt Bonds	8	3/20	1,403,188	1,425,506	(22,318)
					(1,024,653)
Net unrealized appreciation on open futures contracts					$1,037,474

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,666,489	USD	1,259,215	JPMorgan Chase & Co.	2/4/20	$17
USD	1,265,829	CAD	1,666,489	Morgan Stanley & Co. Inc.	2/4/20	6,597
EUR	1,601,600	USD	1,776,150	Citibank N.A.	2/12/20	1,402
USD	1,775,742	EUR	1,601,600	Citibank N.A.	2/12/20	(1,811)
AUD	1,816,071	USD	1,233,559	Barclays Bank PLC	2/18/20	(17,500)
EUR	1,090,714	USD	1,209,127	Barclays Bank PLC	2/18/20	1,859
USD	1,208,260	EUR	1,090,714	BNP Paribas SA	2/18/20	(2,726)
USD	1,233,294	AUD	1,816,071	Goldman Sachs Group Inc.	2/18/20	17,235
USD	1,803,200	JPY	197,865,136	Goldman Sachs Group Inc.	2/18/20	(24,666)
USD	2,388,650	RUB	154,055,982	JPMorgan Chase & Co.	2/20/20	(15,023)
USD	4,121,840	BRL	17,620,866	Morgan Stanley & Co. Inc.	4/3/20	21,036
USD	1,310,000	CAD	1,699,548	Barclays Bank PLC	4/6/20	25,808
CAD	1,700,642	USD	1,310,000	Goldman Sachs Group Inc.	4/6/20	(24,982)
AUD	1,589,143	USD	1,091,757	Barclays Bank PLC	4/14/20	(26,480)

See Notes to Financial Statements.

44	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,094,125	AUD	1,589,143	JPMorgan Chase & Co.	4/14/20	$28,848
INR	169,809,653	USD	2,332,983	Barclays Bank PLC	4/17/20	25,586
JPY	160,710,000	USD	1,476,113	Barclays Bank PLC	4/17/20	13,448
PLN	1,311	USD	345	Barclays Bank PLC	4/17/20	(7)
USD	3,295,909	IDR	46,373,445,322	Barclays Bank PLC	4/17/20	(76,590)
USD	146,809	SEK	1,371,288	Barclays Bank PLC	4/17/20	3,847
USD	91,897	TRY	563,910	Barclays Bank PLC	4/17/20	(728)
USD	3,439,657	EUR	3,090,000	BNP Paribas SA	4/17/20	(3,668)
USD	3,527,464	EUR	3,160,000	BNP Paribas SA	4/17/20	6,135
USD	7,173,774	EUR	6,425,600	BNP Paribas SA	4/17/20	13,442
USD	1,667	ZAR	24,072	BNP Paribas SA	4/17/20	80
BRL	1,630,000	USD	398,631	Citibank N.A.	4/17/20	(19,467)
BRL	1,825,800	USD	445,371	Citibank N.A.	4/17/20	(20,662)
BRL	3,210,000	USD	764,431	Citibank N.A.	4/17/20	(17,735)
BRL	8,890,000	USD	2,135,787	Citibank N.A.	4/17/20	(67,834)
BRL	11,660,000	USD	2,728,023	Citibank N.A.	4/17/20	(15,725)
EUR	1,980,160	USD	2,216,167	Citibank N.A.	4/17/20	(9,587)
MXN	19,280,000	USD	1,011,110	Citibank N.A.	4/17/20	(2,329)
USD	959,693	AUD	1,380,000	Citibank N.A.	4/17/20	34,560
USD	108,416	CAD	140,549	Citibank N.A.	4/17/20	2,216
USD	55,213	COP	181,601,500	Citibank N.A.	4/17/20	2,375
USD	443,658	EUR	396,669	Citibank N.A.	4/17/20	1,633
USD	831,185	EUR	750,000	Citibank N.A.	4/17/20	(4,573)
USD	844,943	EUR	760,000	Citibank N.A.	4/17/20	(1,959)
USD	1,427,067	EUR	1,280,000	Citibank N.A.	4/17/20	706
USD	3,012,634	GBP	2,300,000	Citibank N.A.	4/17/20	(30,830)
USD	3,862,783	GBP	2,941,865	Citibank N.A.	4/17/20	(30,025)
USD	3,962,780	GBP	3,000,000	Citibank N.A.	4/17/20	(6,956)
BRL	3,424,000	USD	811,663	Goldman Sachs Group Inc.	4/17/20	(15,187)
JPY	115,129,551	USD	1,067,953	Goldman Sachs Group Inc.	4/17/20	(860)
MXN	70,960,716	USD	3,717,206	Goldman Sachs Group Inc.	4/17/20	(4,349)
RUB	116,060,000	USD	1,852,484	Goldman Sachs Group Inc.	4/17/20	(53,884)
USD	1,777,974	EUR	1,591,370	Goldman Sachs Group Inc.	4/17/20	4,640
USD	1,072,452	RUB	66,451,800	Goldman Sachs Group Inc.	4/17/20	42,638
USD	1,687,607	RUB	104,500,000	Goldman Sachs Group Inc.	4/17/20	68,154
TWD	944,800	USD	31,710	JPMorgan Chase & Co.	4/17/20	(346)
USD	7,461,976	AUD	10,836,287	JPMorgan Chase & Co.	4/17/20	197,474
USD	1,259,197	CAD	1,666,489	JPMorgan Chase & Co.	4/17/20	(18)
USD	2,618,209	JPY	282,980,000	JPMorgan Chase & Co.	4/17/20	(4,626)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	920,002	CAD	1,208,330	BNP Paribas SA	4/23/20	$6,974
CAD	1,208,330	USD	920,531	Citibank N.A.	4/23/20	(7,503)
USD	3,015,300	RUB	189,553,819	Goldman Sachs Group Inc.	4/27/20	81,510
EUR	3,756,000	USD	4,165,780	Citibank N.A.	4/28/20	22,290
EUR	1,513,400	USD	1,686,124	JPMorgan Chase & Co.	5/4/20	1,944
GBP	1,144,920	USD	1,513,355	Morgan Stanley & Co. Inc.	5/4/20	2,297
Total						$126,115

Abbreviations used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	—Mexican Peso

PLN	— Polish Zloty

RUB	— Russian Ruble

SEK	— Swedish Krona

TRY	— Turkish Lira

TWD	—Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

At January 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION1
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at January 31, 2020[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.639%	1.000% quarterly	$(35,282)	$(41,757)	$6,475

See Notes to Financial Statements.

46	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION4
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at January 31, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Volkswagen AG, 0.500%, due 3/30/21)	1,790,000	EUR	12/20/24	0.781%	1.000% quarterly	$21,278	$21,887	$(609)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — BUY PROTECTION1
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2020[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Deutsche Bank AG (Australia Government Bond, 4.750%, due 4/21/27)	$4,220,000	6/20/23	0.119%	1.000% quarterly	$(124,076)	$(108,954)	$(15,122)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	31,533,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	$118,697	$(465,728)
	113,420,000	MXN	7/18/29	28-Day MXN TIIE -Banxico every 28 days	7.450% every 28 days	45,314	328,856
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	96,208	552,166
	5,032,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	23,462	(1,248,357)
	5,569,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	10,974	(194,984)
	521,500	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(619)	(181,709)
Total						$294,036	$(1,209,756)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	4,600,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$37,756
Citibank N.A.	5,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	$2,655	41,667
Citibank N.A.	5,822,000	BRL	1/4/27	BRL-CDI**	7.024%**	3,337	44,449
JPMorgan Chase & Co.	3,800,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	32,011
JPMorgan Chase & Co.	19,480,000	BRL	1/4/27	BRL-LIBOR**	6.870%**	—	126,976
Total						$5,992	$282,859

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.33 Index	$8,820,900	12/20/24	5.000% quarterly	$(740,303)	$(490,335)	$(249,968)

See Notes to Financial Statements.

48	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

BRL-LIBOR	— Brazil London Interbank Offered Rate

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Income Fund

Summary of Investments by Country*
United States	59.2%
Cayman Islands	5.6
Indonesia	3.2
United Kingdom	3.2
Canada	3.0
Brazil	2.7
Russia	2.3
Argentina	1.7
United Arab Emirates	1.6
Italy	1.1
France	0.9
Kazakhstan	0.9
Switzerland	0.7
Luxembourg	0.7
Ireland	0.6
Netherlands	0.6
China	0.5
Hong Kong	0.5
Zambia	0.5
Mexico	0.5
Israel	0.5
Ghana	0.5
Qatar	0.4
Spain	0.4
Bermuda	0.4
Australia	0.4
Ecuador	0.4
Belgium	0.3
Macau	0.3
Costa Rica	0.3
Kuwait	0.3
Denmark	0.3
Senegal	0.3
Germany	0.3
Singapore	0.3
Colombia	0.2
India	0.2
Kenya	0.2
Egypt	0.1
Jersey	0.1
South Africa	0.0

See Notes to Financial Statements.

50	Western Asset Income Fund 2020 Semi-Annual Report

Western Asset Income Fund

Summary of Investments by Country* (cont’d)
Purchased Options	0.2%
Short-Term Investments	3.6
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2020 and are subject to change.

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	51

Statement of assets and liabilities (unaudited)

January 31, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $511,797,589)	$513,115,199
Investments in affiliated securities, at value (Cost — $13,235,175)	13,235,175
Foreign currency, at value (Cost — $5,441,831)	5,302,270
Cash	1,239,640
Interest receivable	4,273,943
Receivable for securities sold	2,077,070
Deposits with brokers for centrally cleared swap contracts	1,207,762
Unrealized appreciation on forward foreign currency contracts	634,751
Receivable for Fund shares sold	530,161
OTC swaps, at value (premiums paid — $27,879)	310,129
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost—$232,003)	226,497
Deposits with brokers for open futures contracts and exchange-traded options	204,903
Receivable from broker — variation margin on open futures contracts	180,166
Deposits with brokers for OTC derivatives	140,000
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $16,145)	15,359
Other receivables	1,665
Prepaid expenses	42,838
Total Assets	542,737,528

Liabilities:
Payable for securities purchased	15,987,324
Payable for Fund shares repurchased	530,959
Unrealized depreciation on forward foreign currency contracts	508,636
Distributions payable	443,485
Written options, at value (premiums received — $495,843)	426,784
Investment management fee payable	212,804
OTC swaps, at value (premiums received — $150,711)	159,358
Service and/or distribution fees payable	72,167
Payable to broker — variation margin on centrally cleared swap contracts	66,850
Payable for open OTC swap contracts	5,041
Trustees’ fees payable	2,193
Accrued expenses	137,089
Total Liabilities	18,552,690
Total Net Assets	$524,184,838

Net Assets:
Par value (Note 7)	$838
Paid-in capital in excess of par value	564,173,607
Total distributable earnings (loss)	(39,989,607)
Total Net Assets	$524,184,838

See Notes to Financial Statements.

52	Western Asset Income Fund 2020 Semi-Annual Report

Net Assets:
Class A	$309,883,297
Class C	$6,866,282
Class C1	$2,035,230
Class I	$145,940,496
Class IS	$59,459,533

Shares Outstanding:
Class A	49,634,335
Class C	1,100,655
Class C1	325,628
Class I	23,246,883
Class IS	9,470,677

Net Asset Value:
Class A (and redemption price)	$6.24
Class C*	$6.24
Class C1*	$6.25
Class I (and redemption price)	$6.28
Class IS (and redemption price)	$6.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.52

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	53

Statement of operations (unaudited)

For the Six Months Ended January 31, 2020

Investment Income:
Interest from unaffiliated investments	$15,227,169
Interest from affiliated investments	33,506
Dividends	39,649
Less: Foreign taxes withheld	(72,545)
Total Investment Income	15,227,779

Expenses:
Investment management fee (Note 2)	1,204,074
Service and/or distribution fees (Notes 2 and 5)	417,294
Transfer agent fees (Note 5)	263,507
Registration fees	46,189
Fund accounting fees	43,390
Audit and tax fees	23,821
Custody fees	22,621
Shareholder reports	20,377
Legal fees	16,413
Trustees’ fees	8,789
Interest expense	3,622
Insurance	3,128
Commitment fees (Note 9)	2,390
Miscellaneous expenses	8,629
Total Expenses	2,084,244
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,910)
Net Expenses	2,080,334
Net Investment Income	13,147,445

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,789,183)
Futures contracts	4,133,584
Written options	848,541
Swap contracts	(2,801,048)
Forward foreign currency contracts	1,316,968
Foreign currency transactions	(177,749)
Net Realized Gain	1,531,113

See Notes to Financial Statements.

54	Western Asset Income Fund 2020 Semi-Annual Report

Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,929,306
Futures contracts	223,668
Written options	4,908
Swap contracts	1,497,563
Forward foreign currency contracts	(404,642)
Foreign currencies	(116,818)
Change in Net Unrealized Appreciation (Depreciation)	3,133,985
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,665,098
Increase in Net Assets From Operations	$17,812,543

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	55

Statements of changes in net assets

For the Six Months Ended January 31, 2020 (unaudited) and the Year Ended July 31, 2019	2020	2019

Operations:
Net investment income	$13,147,445	$22,345,950
Net realized gain (loss)	1,531,113	(7,417,710)
Change in net unrealized appreciation (depreciation)	3,133,985	11,855,186
Increase in Net Assets From Operations	17,812,543	26,783,426

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,668,112)	(20,525,887)
Return of capital	—	(3,628,401)
Decrease in Net Assets From Distributions to Shareholders	(13,668,112)	(24,154,288)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	101,065,667	135,583,415
Reinvestment of distributions	11,307,931	22,575,404
Cost of shares repurchased	(42,380,307)	(134,420,256)
Increase in Net Assets From Fund Share Transactions	69,993,291	23,738,563
Increase in Net Assets	74,137,722	26,367,701

Net Assets:
Beginning of period	450,047,116	423,679,415
End of period	$524,184,838	$450,047,116

See Notes to Financial Statements.

56	Western Asset Income Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$6.19	$6.14	$6.46	$6.30	$6.65	$7.03

Income (loss) from operations:
Net investment income	0.17	0.33	0.35	0.30	0.31	0.32
Net realized and unrealized gain (loss)	0.05	0.08	(0.33)	0.17	(0.12)	(0.36)
Total income (loss) from operations	0.22	0.41	0.02	0.47	0.19	(0.04)

Less distributions from:
Net investment income	(0.17)	(0.30)	(0.31)	(0.21)	(0.54)	(0.34)
Return of capital	—	(0.06)	(0.03)	(0.10)	—	—
Total distributions	(0.17)	(0.36)	(0.34)	(0.31)	(0.54)	(0.34)

Net asset value, end of period	$6.24	$6.19	$6.14	$6.46	$6.30	$6.65
Total return[3]	3.80%	6.84%	0.45%	7.65%	3.38%	(0.66)%

Net assets, end of period (millions)	$310	$294	$277	$280	$276	$303

Ratios to average net assets:
Gross expenses	0.97%[4]	1.00%	1.09%	1.14%	1.14%	1.12%
Net expenses[5]	0.97 [4,6]	0.98 [6]	1.08 [6]	1.14 [6]	1.14	1.12
Net investment income	5.35 [4]	5.54	5.49	4.78	4.90	4.64

Portfolio turnover rate	24%	54%	63%	59%	68%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	57

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$6.19	$6.14	$6.46	$6.29	$6.64	$7.02

Income (loss) from operations:
Net investment income	0.14	0.29	0.31	0.26	0.26	0.26
Net realized and unrealized gain (loss)	0.06	0.08	(0.33)	0.17	(0.11)	(0.36)
Total income (loss) from operations	0.20	0.37	(0.02)	0.43	0.15	(0.10)

Less distributions from:
Net investment income	(0.15)	(0.27)	(0.27)	(0.16)	(0.50)	(0.28)
Return of capital	—	(0.05)	(0.03)	(0.10)	—	—
Total distributions	(0.15)	(0.32)	(0.30)	(0.26)	(0.50)	(0.28)

Net asset value, end of period	$6.24	$6.19	$6.14	$6.46	$6.29	$6.64
Total return[3]	3.26%	6.25%	(0.43)%	7.06%	2.63%	(1.40)%

Net assets, end of period (000s)	$6,866	$6,453	$7,186	$6,161	$6,814	$6,730

Ratios to average net assets:
Gross expenses	1.70%[4]	1.71%	1.80%	1.85%	1.85%	1.85%
Net expenses[5]	1.70 [4,6]	1.70 [6]	1.79 [6]	1.85	1.85	1.85
Net investment income	4.63 [4]	4.82	4.86	4.07	4.19	3.89

Portfolio turnover rate	24%	54%	63%	59%	68%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 1.95%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58	Western Asset Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$6.20	$6.15	$6.47	$6.31	$6.66	$7.04

Income (loss) from operations:
Net investment income	0.15	0.31	0.36	0.28	0.28	0.29
Net realized and unrealized gain (loss)	0.06	0.08	(0.36)	0.16	(0.11)	(0.36)
Total income (loss) from operations	0.21	0.39	0.00 [3]	0.44	0.17	(0.07)

Less distributions from:
Net investment income	(0.16)	(0.29)	(0.29)	(0.18)	(0.52)	(0.31)
Return of capital	—	(0.05)	(0.03)	(0.10)	—	—
Total distributions	(0.16)	(0.34)	(0.32)	(0.28)	(0.52)	(0.31)

Net asset value, end of period	$6.25	$6.20	$6.15	$6.47	$6.31	$6.66
Total return[4]	3.39%	6.43%	0.08%[5]	7.21%	2.98%	(1.06)%

Net assets, end of period (000s)	$2,035	$2,400	$19,348	$25,384	$31,917	$37,691

Ratios to average net assets:
Gross expenses	1.45%[6]	1.39%	1.47%	1.55%	1.54%	1.53%
Net expenses[7]	1.45 [6,8]	1.37 [8]	1.46 [8]	1.55 [8]	1.54	1.53
Net investment income	4.87 [6]	5.12	5.60	4.38	4.50	4.23

Portfolio turnover rate	24%	54%	63%	59%	68%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.08% for the year ended July 31, 2018.

[6]	Annualized.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	59

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$6.23	$6.18	$6.50	$6.33	$6.68	$7.06

Income (loss) from operations:
Net investment income	0.18	0.35	0.38	0.32	0.33	0.33
Net realized and unrealized gain (loss)	0.05	0.08	(0.34)	0.18	(0.12)	(0.35)
Total income (loss) from operations	0.23	0.43	0.04	0.50	0.21	(0.02)

Less distributions from:
Net investment income	(0.18)	(0.32)	(0.32)	(0.23)	(0.56)	(0.36)
Return of capital	—	(0.06)	(0.04)	(0.10)	—	—
Total distributions	(0.18)	(0.38)	(0.36)	(0.33)	(0.56)	(0.36)

Net asset value, end of period	$6.28	$6.23	$6.18	$6.50	$6.33	$6.68
Total return[3]	3.78%	7.33%	0.61%	8.12%	3.69%	(0.36)%

Net assets, end of period (000s)	$145,940	$103,043	$120,028	$83,331	$55,681	$67,193

Ratios to average net assets:
Gross expenses	0.67%[4]	0.70%	0.80%	0.86%	0.86%	0.85%
Net expenses[5,6]	0.67 [4]	0.68	0.79	0.85	0.85	0.85
Net investment income	5.65 [4]	5.79	5.99	5.06	5.19	4.89

Portfolio turnover rate	24%	54%	63%	59%	68%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 0.85%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

60	Western Asset Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$6.23	$6.18	$6.50	$6.33	$6.68	$6.96

Income (loss) from operations:
Net investment income	0.18	0.37	0.38	0.33	0.33	0.26
Net realized and unrealized gain (loss)	0.05	0.07	(0.33)	0.18	(0.11)	(0.26)
Total income (loss) from operations	0.23	0.44	0.05	0.51	0.22	(0.00)	[4]

Less distributions from:
Net investment income	(0.18)	(0.33)	(0.33)	(0.24)	(0.57)	(0.28)
Return of capital	—	(0.06)	(0.04)	(0.10)	—	—
Total distributions	(0.18)	(0.39)	(0.37)	(0.34)	(0.57)	(0.28)

Net asset value, end of period	$6.28	$6.23	$6.18	$6.50	$6.33	$6.68
Total return[5]	3.82%	7.43%	0.70%	8.22%	3.72%	(0.04)%

Net assets, end of period (000s)	$59,460	$44,528	$636	$424	$109	$9,247

Ratios to average net assets:
Gross expenses	0.58%[6]	0.62%	0.72%	0.76%	0.74%	0.73%[6]
Net expenses[7]	0.58 [6,8]	0.60 [8]	0.69 [8]	0.75 [8]	0.74	0.73	[6]
Net investment income	5.75 [6]	6.08	5.97	5.22	5.15	5.01	[6]

Portfolio turnover rate	24%	54%	63%	59%	68%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]	For the period October 23, 2014 (inception date) to July 31, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 0.75% and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2020 Semi-Annual Report	61

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

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evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Communication Services	—	$33,376,146	$0	*	$33,376,146
Other Corporate Bonds & Notes	—	172,837,616	—		172,837,616
Senior Loans:
Financials	—	8,171,199	1,129,914		9,301,113
Health Care	—	15,080,978	2,378,649		17,459,627
Industrials	—	12,800,427	897,050		13,697,477
Other Senior Loans	—	49,755,917	—		49,755,917
Collateralized Mortgage Obligations	—	69,340,527	—		69,340,527
Sovereign Bonds	—	68,077,231	—		68,077,231
Asset-Backed Securities	—	47,417,150	—		47,417,150
U.S. Government & Agency Obligations	—	16,287,779	—		16,287,779
Convertible Bonds & Notes	—	5,861,995	—		5,861,995
Mortgage-Backed Securities	—	651,205	1,226,100		1,877,305
Purchased Options:
Exchange-Traded Purchased Options	$471,842	—	—		471,842
OTC Purchased Options	—	393,655	—		393,655
Preferred Stocks	619,440	—	—		619,440
Common Stocks:
Energy	427,576	—	37,307		464,883
Non-U.S. Treasury Inflation Protected Securities	—	218,462	—		218,462
Total Long-Term Investments	1,518,858	500,270,287	5,669,020		507,458,165
Short-Term Investments†:
Sovereign Bonds	—	4,837,134	—		4,837,134
U.S. Treasury Bills	—	819,900	—		819,900
Money Market Funds	13,235,175	—	—		13,235,175
Total Short-Term Investments	13,235,175	5,657,034	—		18,892,209
Total Investments	$14,754,033	$505,927,321	$5,669,020		$526,350,374

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Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$2,062,127	—	—	$2,062,127
Forward Foreign Currency Contracts	—	$634,751	—	634,751
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	21,278	—	21,278
Centrally Cleared Interest Rate Swaps	—	881,022	—	881,022
OTC Interest Rate Swaps‡	—	288,851	—	288,851
Total Other Financial Instruments	$2,062,127	$1,825,902	—	$3,888,029
Total	$16,816,160	$507,753,223	$5,669,020	$530,238,403

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$173,952	—	—	$173,952
OTC Written Options	—	$252,832	—	252,832
Futures Contracts	1,024,653	—	—	1,024,653
Forward Foreign Currency Contracts	—	508,636	—	508,636
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	35,282	—	35,282
OTC Credit Default Swaps on Sovereign Issues — Buy Protection‡	—	124,076	—	124,076
Centrally Cleared Interest Rate Swaps	—	2,090,778	—	2,090,778
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	249,968	—	249,968
Total	$1,198,605	$3,261,572	—	$4,460,177

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2019		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]		Purchases
Corporate Bonds & Notes:
Communication Services	$0	*	—	—	—		—
Health Care	2,167,555		$61	$92,479	$(101,935)		—
Senior Loans:
Communication Services	610,753		(272)	(9)	648		—
Financials	—		(5)	—	1,410		$1,128,509
Health Care	987,525		614	—	12,934		1,436,526
Industrials	748,800		776	3,095	315		887,050
Mortgage-Backed Securities	—		—	—	—		1,226,100
Common Stocks:
Energy	37,264		—	—	43		—
Total	$4,551,897		$1,174	$95,565	$(86,585)		$4,678,185

Investments in Securities (cont’d)	Sales		Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2020		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2020[2]
Corporate Bonds &
Notes:
Communication Services	—		—	—	$0	*	—
Health Care	$(2,158,160)		—	—	—		—
Senior Loans:
Communication Services	(3,058)		—	$(608,062)	—		—
Financials	—		—	—	1,129,914		$1,410
Health Care	—		$1,249,175	(1,308,125)	2,378,649		(537)
Industrials	(163,100)		—	(579,886)	897,050		10,000
Mortgage-Backed Securities	—		—	—	1,226,100		—

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Notes to financial statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2020[2]
Common Stocks:
Energy	—	—	—	$37,307	$43
Total	$(2,324,318)	$1,249,175	$(2,496,073)	$5,669,020	$10,916

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

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The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

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Notes to financial statements (unaudited) (cont’d)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2020, the total notional value of all credit default swaps to sell protection was $1,985,200. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

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For average notional amounts of swaps held during the six months ended January 31, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

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Notes to financial statements (unaudited) (cont’d)

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

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The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities

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Notes to financial statements (unaudited) (cont’d)

purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

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(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Western Asset Income Fund 2020 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2020, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $920,826. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $140,000, which could be used to reduce the required payment.

76	Western Asset Income Fund 2020 Semi-Annual Report

At January 31, 2020, the Fund held non-cash collateral from Citibank N.A., Goldman Sachs Group Inc. and JPMorgan Chase & Co. in the amounts of $148,210, $177,712 and $126,211, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(r) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Income Fund 2020 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s sub-subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly sub-advisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

78	Western Asset Income Fund 2020 Semi-Annual Report

During the six months ended January 31, 2020, fees waived and/or expenses reimbursed amounted to $3,910, which included an affiliated money market fund waiver of $853.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$57,430	—
CDSCs	1,018	$69

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$189,032,613	$2,391,952
Sales	105,784,403	235,780

Western Asset Income Fund 2020 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

At January 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$525,032,764	$22,369,187	$(21,051,577)	$1,317,610
Swap contracts	(319,131)	1,170,356	(2,356,477)	(1,186,121)
Written options	(495,843)	224,853	(155,794)	69,059
Futures contracts	—	2,062,127	(1,024,653)	1,037,474
Forward foreign currency contracts	—	634,751	(508,636)	126,115

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[2]	$797	$393,655	—	$471,045	$865,497
Futures contracts[3]	2,062,127	—	—	—	2,062,127
OTC swap contracts[4]	288,851	—	$21,278	—	310,129
Centrally cleared swap contracts[5]	881,022	—	—	—	881,022
Forward foreign currency contracts	—	634,751	—	—	634,751
Total	$3,232,797	$1,028,406	$21,278	$471,045	$4,753,526

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Written options	$69,922	$252,832	—	$104,030	$426,784
Futures contracts[3]	1,024,653	—	—	—	1,024,653
OTC swap contracts[4]	—	—	$159,358	—	159,358
Centrally cleared swap contracts[5]	2,090,778	—	249,968	—	2,340,746
Forward foreign currency contracts	—	508,636	—	—	508,636
Total	$3,185,353	$761,468	$409,326	$104,030	$4,460,177

80	Western Asset Income Fund 2020 Semi-Annual Report

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$28,527	$(531,260)	$(109,786)	$(866,760)	$(1,479,279)
Written options	102,853	508,414	—	237,274	848,541
Futures contracts	4,133,584	—	—	—	4,133,584
Swap contracts	(2,554,935)	—	(246,113)	—	(2,801,048)
Forward foreign currency contracts	—	1,316,968	—	—	1,316,968
Total	$1,710,029	$1,294,122	$(355,899)	$(629,486)	$2,018,766

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$(8,573)	$(222,399)	$14,959	$166,305	$(49,708)
Written options	(45,521)	81,184	—	(30,755)	4,908
Futures contracts	223,668	—	—	—	223,668
Swap contracts	1,685,207	—	(187,644)	—	1,497,563
Forward foreign currency contracts	—	(404,642)	—	—	(404,642)
Total	$1,854,781	$(545,857)	$(172,685)	$135,550	$1,271,789

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

Western Asset Income Fund 2020 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

During the six months ended January 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$635,861
Written options	215,592
Futures contracts (to buy)	195,814,161
Futures contracts (to sell)	100,079,995
Forward foreign currency contracts (to buy)	48,809,710
Forward foreign currency contracts (to sell)	71,282,805

Average Notional Balance
Interest rate swap contracts	$96,023,034
Credit default swap contracts (to buy protection)	14,356,955
Credit default swap contracts (to sell protection)	852,155

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$70,548	$(121,305)	$(50,757)	—	$(50,757)
BNP Paribas SA	26,631	(74,053)	(47,422)	—	(47,422)
Citibank N.A.	368,202	(267,839)	100,363	$(148,210)	(47,847)
Deutsche Bank AG	—	(124,076)	(124,076)	124,076	—
Goldman Sachs Group Inc.	305,996	(140,354)	165,642	(177,712)	(12,070)
JPMorgan Chase & Co.	407,420	(125,402)	282,018	(126,211)	155,807
Morgan Stanley & Co. Inc.	159,738	(67,797)	91,941	—	91,941
Total	$1,338,535	$(920,826)	$417,709	$(328,057)	$89,652

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

82	Western Asset Income Fund 2020 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$376,374	†	$205,999
Class C	32,948		3,797
Class C1	7,972		1,926
Class I	—		51,071
Class IS	—		714
Total	$417,294		$263,507

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2020, the service and/or distribution fees reimbursed amounted to $10 for Class A shares.

For the six months ended January 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,384
Class C	51
Class C1	17
Class I	1,007
Class IS	451
Total	$3,910

6. Distributions to shareholders by class

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Net Investment Income:
Class A	$8,374,966	$13,764,917
Class C	159,029	298,378
Class C1	57,876	692,679
Class I	3,446,429	5,418,835
Class IS	1,629,812	351,078
Total	$13,668,112	$20,525,887

Western Asset Income Fund 2020 Semi-Annual Report	83

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019

Return of Capital:
Class A	—	$2,511,596
Class C	—	53,640
Class C1	—	96,566
Class I	—	876,183
Class IS	—	90,416
Total	—	$3,628,401

7. Shares of beneficial interest

At January 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,837,053	$29,867,085	8,636,375	$52,413,361
Shares issued on reinvestment	1,324,040	8,173,287	2,620,993	15,826,839
Shares repurchased	(3,923,741)	(24,225,958)	(8,863,121)	(53,555,530)
Net increase	2,237,352	$13,814,414	2,394,247	$14,684,670

Class C
Shares sold	181,386	$1,119,840	348,687	$2,092,317
Shares issued on reinvestment	23,101	142,447	52,690	317,750
Shares repurchased	(146,399)	(903,137)	(529,242)	(3,195,042)
Net increase (decrease)	58,088	$359,150	(127,865)	$(784,975)

Class C1
Shares sold	1,964	$12,170	30,279	$180,806
Shares issued on reinvestment	8,889	54,905	128,944	775,976
Shares repurchased	(72,272)	(448,255)	(2,916,377)	(17,814,440)
Net decrease	(61,419)	$(381,180)	(2,757,154)	$(16,857,658)

Class I
Shares sold	8,727,646	$54,352,576	5,969,595	$36,624,616
Shares issued on reinvestment	438,289	2,721,226	894,873	5,426,194
Shares repurchased	(2,461,266)	(15,280,985)	(9,739,339)	(58,813,555)
Net increase (decrease)	6,704,669	$41,792,817	(2,874,871)	$(16,762,745)

84	Western Asset Income Fund 2020 Semi-Annual Report

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount

Class IS
Shares sold	2,533,729	$15,713,996	7,176,674	$44,272,315
Shares issued on reinvestment	34,803	216,066	37,535	228,645
Shares repurchased	(245,553)	(1,521,972)	(169,479)	(1,041,689)
Net increase	2,322,979	$14,408,090	7,044,730	$43,459,271

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended January 31, 2020. The following transactions were effected in shares of such companies for the six months ended January 31, 2020.

	Affiliate Value at July 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$2,057,443	$36,115,530	36,115,530	$38,172,973	38,172,973
Western Asset Premier Institutional Government Reserves, Premium Shares	—	36,812,160	36,812,160	23,576,985	23,576,985
	$2,057,443	$72,927,690		$61,749,958

Western Asset Income Fund 2020 Semi-Annual Report	85

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$18,913	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	14,593	—	$13,235,175
	—	$33,506	—	$13,235,175

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the six months ended January 31, 2020, the Fund incurred a commitment fee in the amount of $2,390. The Fund did not utilize the Redemption Facility during the six months ended January 31, 2020.

10. Deferred capital losses

As of July 31, 2019, the Fund had deferred capital losses of $40,082,776, which have no expiration date, that will be available to offset future taxable capital gains.

11. Subsequent events

Effective August 1, 2020, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

86	Western Asset Income Fund 2020 Semi-Annual Report

***

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s investment adviser (the “Manager”), currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s investment management contract with the Manager, and any related sub-advisory contract(s), where applicable. Therefore, the Fund’s Board is expected to be asked to approve a new investment management contract between the Fund and the Manager (and a new sub-advisory contract(s), if applicable). If approved by the Board, the new investment management contract (and the new sub-advisory contract(s), if applicable) is expected to be presented to the shareholders of the Fund for their approval.

Western Asset Income Fund 2020 Semi-Annual Report	87

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of the sub-advisory agreements (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited, Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Ltd (Japan) (together with the Subadviser, the “Subadvisers”), each an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreements. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

88	Western Asset Income Fund

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other

Western Asset Income Fund	89

Board approval of management and subadvisory agreements (unaudited) (cont’d)

developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as multi-sector income funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2019 was above the median.

90	Western Asset Income Fund

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of multi-sector income funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and the Actual Management Fee was approximately equivalent to the median. The Board noted that the

Western Asset Income Fund	91

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/ objective at the range of asset levels relevant to the Fund. The Board also noted that the Fund’s Contractual Management Fee was below the median of the expense group and the Actual Management Fee was approximately equivalent to the median of the expense group. In addition, the Board considered the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

92	Western Asset Income Fund

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld	Abstained
Robert Abeles, Jr.	11,997,108,647	276,409,003	434,312
Jane F. Dasher	11,994,622,783	279,066,222	262,958
Anita L. DeFrantz	11,977,500,738	296,188,267	262,958
Avedick B. Poladian	12,008,511,650	265,038,045	402,268
Susan B. Kerley	11,991,288,921	282,260,773	402,268
William E.B. Siart	11,976,672,918	296,844,732	434,312
Jaynie Miller Studenmund	12,005,543,214	267,996,794	411,955
Ronald L. Olson	11,995,459,439	278,154,565	337,959
Peter J. Taylor	12,000,052,983	273,487,025	411,955
Jane E. Trust	12,008,224,324	265,464,680	262,958

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Western Asset Income Fund	93

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Western Asset

Income Fund

Trustees*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*

During a December 3, 2019 special meeting of shareholders, a new group of board members were elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

**	Effective March 6, 2020, Mr. Larson became a Trustee.

Western Asset Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2174 3/20 SR20-3833

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2020